Acquisitions (Details) - Schedule of proforma combined results of operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Proforma Combined Results Of Operations [Abstract]
Net sales	$ 5,643,449	$ 3,885,858	$ 15,927,943	$ 17,003,901	$ 18,477,166	$ 18,495,670
Net income (loss)					$ (12,121,307)	$ (7,424,046)
Earnings (loss) per share, basic and diluted (in Dollars per share)					$ (0.9)	$ (1.23)
Weighted average shares outstanding, basic and diluted (in Shares)					13,397,034	6,031,685